Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 1,712	$ 2,160	$ 3,502	$ 4,153
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,176	1,277	2,328	2,619
General and administrative expenses	93	45	141	117
Exploration, evaluation and project expenses	97	81	170	156
Impairment (reversals) charges (notes 9B and 13)	59	(5)	61	(1,130)
Loss on currency translation (note 9C)	75	32	90	35
Closed mine rehabilitation	9	(3)	0	5
Income from equity investees (note 12)	(10)	(14)	(26)	(25)
(Gain) loss on non-hedge derivatives	(1)	2	(3)	(2)
Other expense (income) (note 9A)	38	(839)	39	(837)
Income before finance costs and income taxes	176	1,584	702	3,215
Finance costs, net	(136)	(173)	(269)	(323)
Income before income taxes	40	1,411	433	2,892
Income tax expense (note 10)	(116)	(274)	(317)	(866)
Net (loss) income	(76)	1,137	116	2,026
Attributable to:
Equity holders of Barrick Gold Corporation	(94)	1,084	64	1,763
Non-controlling interests	$ 18	$ 53	$ 52	$ 263
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 8)
Basic	$ (0.08)	$ 0.93	$ 0.05	$ 1.51
Diluted	$ (0.08)	$ 0.93	$ 0.05	$ 1.51